Summary of Significant Accounting Policies (Details) - USD ($)					3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 18, 2023	Jan. 06, 2023	Jul. 14, 2022	Jul. 22, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022
Summary of Significant Accounting Policies
Unrealized loss on marketable securities held in trust account					$ 82,529	$ 0
Ordinary shares subject to possible redemption, shares outstanding					856,042	856,042	8,000,000	953,033
Redemption of ordinary shares		96,991
Cash withdrawn from Trust Account in connection with redemption	$ 841,808	$ 1,004,600	$ 70,573,278					$ 70,573,278
Funds deposited in trust account							$ 80,000,000	188,700
Unrecognized tax benefits					$ 0	$ 0		0
Unrecognized tax benefits accrued for interest and penalties					$ 0	0	0		$ 0
Provision for income taxes						$ 0		$ 0
Anti-dilutive securities attributable to warrants (in shares)						9,400,000		9,400,000
Number of shares issued								2,000,000
Investments held in the Trust Account							80,002,777	$ 9,835,409
Federal Depository Insurance Coverage								250,000
Offering costs							125,039
Subsequent measurement of ordinary shares subject to redemption				$ 6,793,210
Ordinary Shares Subject To Possible Redemption
Summary of Significant Accounting Policies
Redemption of ordinary shares	77,130	96,991	7,046,967
Cash withdrawn from Trust Account in connection with redemption			$ 70,573,278
Accretion of cash into trust account						$ 481,619
Funds deposited in trust account						256,813		188,700
Interest income on trust deposits						$ 224,806		119,987
Offering costs							$ 1,933,210
Interest generating deposits in trust account								$ 100,000
Founder shares
Summary of Significant Accounting Policies
Number of shares issued						2,000,000		2,000,000